Acquisitions - Schedule of Fair Value of Acquisition Consideration and Purchase Price Allocation (Details) - Nogin Inc. [Member] - USD ($) $ in Thousands		9 Months Ended
	May 03, 2024	Sep. 30, 2025
Consideration paid:
Cash	$ 18,670	$ 18,670
Credit bid - Settlement of DIP Facility	37,700	37,700
Total Consideration	56,370	56,370
Assets acquired and liabilities assumed:
Cash and cash equivalents		604
Accounts receivable		421
Prepaid and other assets		6,826
Operating lease right-of-use assets		740
Property and equipment		400
Other intangible assets	17,350	17,350
Deferred income taxes		227
Accounts payable		(9,731)
Accrued expenses and other liabilities		(10,309)
Deferred revenue		(95)
Operating lease liabilities		(740)
Note payable		(700)
Net assets acquired and liabilities assumed		4,993
Goodwill	$ 56,028	56,028
Noncontrolling interest		(4,651)
Total		$ 56,370